--------------------------------------------------------------------------------
NEW YORK
DAILY TAX FREE                               600 Fifth Avenue New York, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================


Dear Shareholder:


We are pleased to present the semi-annual report of New York Daily Tax Free Income Fund, Inc. for the period May 1, 1997 through October 31, 1997.

The Fund had net assets of $354,223,409 and 2,745 active shareholders as of October 31, 1997.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff


Steven W. Duff
President

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 1997
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Other Tax Exempt Investments (16.53%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,380,000  Chitenango CSD RAN (c)                                          06/25/98    3.80%    $  2,385,874
    2,560,000  Corning, NY Community College (c)                               08/21/98    3.85        2,561,959
    3,450,000  Cuba-Rushford CSD Alleghany County, NY BAN (c)                  01/07/98    3.73        3,451,296
    3,000,000  Enlarged Ogdenburg CSD, St. Lawrence Cty., NY RAN (c)           06/25/98    3.85        3,000,731
    2,000,000  Erie City, NY
               LOC Union Bank of Switzerland                                   10/29/98    3.77        2,012,916    MIG-1
    4,980,000  Greenwood Lake UFSD Orange County, NY BAN (c)                   06/10/98    3.82        4,987,177
    4,900,000  Homer, NY CSD RAN (c)                                           06/26/98    3.80        4,900,883
    4,127,700  Lansing CSD, Tompkins County, NY (c)                            02/12/98    3.70        4,133,194
   11,625,000  Manchester Shoetville, NY CSD BAN                               08/20/98    3.84       11,656,958    MIG-1
    2,000,000  Potsdam CSD, St. Lawrence County, NY (c)                        01/28/98    3.75        2,001,691
    2,500,000  Sullivan County, NY TAN Custodial Receipts (c)
               LOC State Street Bank & Trust Co.                               03/19/98    3.66        2,502,625
    4,463,000  Syracuse, NY BAN - Series A (c)                                 12/19/97    3.61        4,465,603
    2,500,000  Ulster County, New York TAN Custodial Receipts (c)
               LOC State Street Bank & Trust Co.                               03/18/98    3.66        2,502,593
    7,990,000  Valley Stream Central High School Nassau County, NY TAN (c)     06/30/98    3.85        7,990,997
 ------------                                                                                       ------------
   58,475,700  Total Other Tax Exempt Investments                                                     58,554,497
 ------------                                                                                       ------------
Other Variable Rate Demand Instruments (b) (65.75%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  Counties of Warren & Washington IDA IDRB
               (Griffith Micro Science Inc. Project) - Series 1994
               LOC First National Bank of Chicago                              12/01/14    3.70%    $  5,000,000              A1
    3,000,000  Franklin County, NY IDA IDRB (Kes Chatauqua Project)
               LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       07/01/21    3.75        3,000,000              A1
    1,065,000  Glen Falls, NY IDA IDRB (Broad Street Plaza)
               LOC Fleet National Bank                                         12/01/06    3.80        1,065,000    P1        A1
    1,000,000  Islip, NY IDA Brentwood (c)
               LOC Fleet National Bank                                         05/01/09    3.70        1,000,000
    1,580,000  Metropolitan Museum of Art
               (Dormitory Authority of New York) RB - Series 1993A             07/01/15    3.50        1,580,000    VMIG-1    A1+
    6,700,000  Metropolitan Transportation Authority - Series 1991A
               LOC Morgan Guaranty/Bk of Tokyo/Mitsubishi Bk/
               Sumitomo Bk/Industrial Bk of Japan/Natwest                      07/01/21    3.75        6,700,000    VMIG-1    A1



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    420,000  Monroe County, NY IDA IDRB (Brazil Merk Partnership)
               LOC Fleet National Bank                                         01/01/06    4.20%    $    420,000    P1        A1
    8,000,000  Monroe County, NY IDA RB
               (Life Care Community Jewish Home) - Series B
               LOC Manufacturers & Trading Trust Company                       04/01/04    3.70        8,000,000    VMIG-1
    1,000,000  Nassau County, Manhassett (c)
               LOC Bankers Trust Company                                       12/01/99    3.65        1,000,000
    4,400,000  New York City HDC Residential RB (Montefiore Medical Center)
               LOC Chase Manhattan Bank, N.A.                                  05/01/30    3.70        4,400,000              A1
    2,000,000  New York City Trust Cultural Resource RB (Jewish Museum)        12/01/21    3.75        2,000,000    VMIG-1    A1
    1,800,000  New York City Trust Cultural Resource RB (Museum of Broadcasting)
               LOC Sumitomo Bank, Ltd.                                         05/01/14    3.65        1,800,000    VMIG-1    A1
    1,100,000  New York City Water Finance Authority
               Water & Sewer System RB - Series C Bonds
               FGIC Insured                                                    06/15/23    4.00        1,100,000    VMIG-1    A1+
    2,700,000  New York City, NY - Subseries E-4
               LOC State Street Bank & Trust Co.                               08/01/21    4.05        2,700,000    VMIG-1    A1+
    2,800,000  New York City, NY GO - Series E-2
               LOC Morgan Guaranty Trust Company                               08/01/21    4.05        2,800,000    VMIG-1    A1+
    1,500,000  New York City, NY GO - Subseries E-5
               LOC Morgan Guaranty Trust Company                               08/01/09    4.05        1,500,000    VMIG-1    A1+
    2,000,000  New York City, NY GO 1993 - Series E-3
               LOC Morgan Guaranty Trust Company                               08/01/23    4.05        2,000,000    VMIG-1    A1+
    2,200,000  New York City, NY GO B-2
               MBIA Insured                                                    08/15/03    4.00        2,200,000    VMIG-1    A1+
    1,200,000  New York City, NY GO Bond - Series 1993 Subseries E-5
               LOC Morgan Guaranty Trust Company                               08/01/10    4.05        1,200,000    VMIG-1    A1+
    3,600,000  New York City, NY GO Bond - Series 1993 Subseries E-5
               LOC Morgan Guaranty Trust Company                               08/01/17    4.05        3,600,000    VMIG-1    A1+
    4,315,000  New York City, NY GO Bond - Series A-5
               LOC Kredietbank                                                 08/01/15    4.00        4,315,000    VMIG-1    A1+
    3,000,000  New York City, NY GO Bond - Series B
               FGIC Insured                                                    10/01/20    3.75        3,000,000    VMIG-1    A1+
    4,550,000  New York City, NY GO Bond - Series B
               FGIC Insured                                                    10/01/22    3.75        4,550,000    VMIG-1    A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1997
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000  New York City, NY GO Bond - Series E-2
               LOC Morgan Guaranty Trust Company                               08/01/20    4.05%    $  2,500,000    VMIG-1    A1+
    6,300,000  New York City, NY GO Bond - Series E-4
               LOC State Street Bank & Trust Co.                               08/01/22    4.05        6,300,000    VMIG-1    A1+
    1,400,000  New York City, NY GO Bond - Series E-5
               LOC Morgan Guaranty Trust Company                               08/01/15    4.05        1,400,000    VMIG-1    A1+
   12,100,000  New York City, NY GO Bond - Subseries E-6
               FGIC Insured                                                    08/01/19    4.05       12,100,000    VMIG-1    A1+
    3,400,000  New York City, NY HDC (East 17th St.) - Series A
               LOC Chase Manhattan Bank, N.A.                                  01/01/23    4.20        3,400,000              A1
    6,500,000  New York City, NY HDC (East 96th St.) - Series 1990A
               LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       08/01/15    3.60        6,500,000    VMIG-1
   10,800,000  New York City, NY IDA (Nippon Cargo Airlines Company)
               LOC Industrial Bank of Japan, Ltd.                              11/01/15    4.05       10,800,000              A1
    5,200,000  New York City, NY IDRB (Airport Project) - Series 1985
               LOC Bayerische Landesbank Girozentrale                          04/01/00    3.65        5,200,000    P1        A1+
    6,000,000  New York City, NY Municipal Water Finance
               Authority & Sewer System - Series 1992C
               FGIC Insured                                                    06/15/22    4.00        6,000,000    VMIG-1    A1+
    1,200,000  New York City, NY Municipal Water Finance
               Authority & Sewer System RB
               FGIC Insured                                                    06/15/25    3.75        1,200,000    VMIG-1    A1+
    2,075,000  New York JDA Special Purpose RB
               LOC Fuji Bank, Ltd.                                             03/01/02    4.20        2,075,000    VMIG-1
    1,000,000  New York State Dormitory Authority
               (Cornell University) - Series B                                 07/01/25    4.00        1,000,000    VMIG-1    A1+
      900,000  New York State Dormitory Authority (St. Francis at the Knolls)
               LOC Banque Paribas                                              07/01/23    4.15          900,000    VMIG-1
    5,000,000  New York State Dormitory Authority RB
               LOC Hessen Landesbank                                           07/01/23    4.00        5,000,000    VMIG-1
    5,000,000  New York State Dormitory Authority RB (Oxford University Press)
               LOC Hessen Landesbank                                           07/01/25    3.50        5,000,000    VMIG-1
    2,000,000  New York State ERDA PCRB
               (Central Hudson Gas & Electric) - Series B
               LOC Deutsche Bank A.G.                                          11/01/20    3.55        2,000,000    P1



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corp.) - Series 1985A
               LOC Toronto-Dominion Bank                                       07/01/15    3.90%    $  2,000,000              A1+
    6,800,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation)
               LOC Toronto-Dominion Bank                                       12/01/25    4.20        6,800,000    P1
   11,550,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation) - Series 1985C
               LOC Canadian Imperial Bank of Commerce                          12/01/25    4.20       11,550,000    P1
    2,000,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation) - Series 1988A
               LOC Morgan Guaranty Trust Company                               12/01/23    3.95        2,000,000              A1+
   10,700,000  New York State ERDA PCRB
               (Niagara Mohawk Power Corporation) - Series B
               LOC Toronto-Dominion Bank                                       12/01/26    4.25       10,700,000    P1
   10,000,000  New York State ERDA PCRB (Rochester Gas & Electric)
               MBIA Insured                                                    09/01/32    3.60       10,000,000    VMIG-1    A1+
      470,000  New York State JDA                                              03/01/05    4.20          470,000    VMIG-1
    4,310,000  New York State JDA - Series 1989                                03/01/05    4.20        4,310,000    VMIG-1
      590,000  New York State JDA - Series D
               LOC Sumitomo Bank, Ltd.                                         03/01/99    4.15          590,000    VMIG-1    A1
      685,000  New York State JDA - Series G
               LOC Sumitomo Bank, Ltd.                                         03/01/99    4.15          685,000    VMIG-1    A1
    2,900,000  New York State JDA Special Purpose RB                           03/01/02    4.20        2,900,000    VMIG-1    A2
    4,900,000  New York State LGAC - Series E
               LOC Canadian Imperial Bank of Commerce                          04/01/25    3.65        4,900,000    VMIG-1    A1+
    4,900,000  New York State LGAC - Series G
               LOC National Westminster Bank PLC                               04/01/25    3.65        4,900,000    VMIG-1    A1+
    5,700,000  New York State LGAC RB - Series 1994B
               LOC Swiss Bank Corp.                                            04/01/23    3.60        5,700,000    VMIG-1    A1+
    8,000,000  New York State Medical Care Facilities Financial Authority
               LOC Chase Manhattan Bank, N.A.                                  11/01/15    3.60        8,000,000    VMIG-1
    1,300,000  New York State Medical Care Pooled Equipment Authority - Series 1994A
               LOC Chase Manhattan Bank, N.A.                                  11/01/03    3.65        1,300,000    VMIG-1
    1,500,000  New York State Thruway Authority RB
               FGIC Insured                                                    01/01/24    4.20        1,500,000    VMIG-1    A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1997
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000  New York, NY Municipal Water Finance Authority
               RB Municipal Securities Trust Receipts
               MBIA Insured                                                    06/15/23    3.75%    $  5,000,000              A1+
      500,000  Puerto Rico Industrial Medical & Environmental PCFA PCRB
               (Ana Mendez Foundation)
               LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       12/01/15    3.70          500,000              A1
      500,000  Southeast, NY IDA (1989 Unilock, NY)
               LOC First National Bank of Chicago                              11/01/97    3.75          500,000    P1        A1+
      500,000  Southeast, NY IDA (1989 Unilock, NY)
               LOC First National Bank of Chicago                              11/01/98    3.75          500,000    P1        A1+
      500,000  Southeast, NY IDA (1989 Unilock, NY)
               LOC First National Bank of Chicago                              11/01/99    3.75          500,000    P1        A1+
      500,000  Southeast, NY IDA (1989 Unilock, NY)
               LOC First National Bank of Chicago                              11/01/00    3.75          500,000    P1        A1+
      200,000  Southeast, NY IDA (1989 Unilock, NY)
               LOC First National Bank of Chicago                              11/01/01    3.75          200,000    P1        A1+
    6,600,000  Suffolk County, NY IDA (Nissequogue Cogen Partners) - Series 1993
               LOC Toronto-Dominion Bank                                       12/15/23    3.75        6,600,000    VMIG-1    A1+
    4,000,000  Suffolk County, NY Water Authority BAN                          12/21/99    3.70        4,000,000    VMIG-1
 ------------                                                                                       ------------
  232,910,000  Total Other Variable Rate Demand Instruments                                          232,910,000
 ------------                                                                                       ------------
Put Bonds (d) (1.94%)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,865,000  New York State ERDA PCRB (Long Island Lighting Co.)
               LOC Deutsche Bank A.G.                                          03/01/98    3.60%    $  6,865,000    VMIG-1
 ------------                                                                                       ------------
    6,865,000  Total Put Bonds                                                                         6,865,000
 ------------                                                                                       ------------
Tax Exempt Commercial Paper (9.85%)
------------------------------------------------------------------------------------------------------------------------------------
 $  5,500,000  Dorm Authority State of NY
               (Memorial Sloan Kettering Cancer Center) - Series 1989C
               LOC Chase Manhattan Bank, N.A.                                  11/20/97    3.65%   $  5,500,000     VMIG-1    A1+
    6,000,000  New York City Municipal Assistance Corporation
               LOC Landesbank Hessen                                           11/19/97    3.70       6,000,000     VMIG-1    A1+
    5,500,000  New York City Municipal Assistance Corporation - Series K-3
               LOC Landesbank Hessen                                           11/18/97    3.55       5,500,000     VMIG-1    A1+
   11,000,000  New York City Municipal Water Finance Authority
               LOC Credit Suisse First Boston                                  11/06/97    3.80      11,000,000     P1        A1+
    2,900,000  New York City Municipal Water Finance Authority
               LOC Toronto-Dominion Bank/Bank of Nova Scotia                   12/18/97    3.75       2,900,000     P1        A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000  New York State Environment Quality 1986 - Series 1997A
               LOC Bayerische Landesbank/Landesbank Hessen                     12/10/97    3.70%    $  4,000,000    VMIG-1    A1+
 ------------                                                                                       ------------
   34,900,000  Total Tax Exempt Commercial Paper                                                      34,900,000
 ------------                                                                                       ------------
Variable Rate Demand Instruments - Participations (b) (1.72%)
------------------------------------------------------------------------------------------------------------------------------------
 $    225,000  BSE Corporation Project
               LOC Chase Manhattan Bank, N.A.                                  07/01/01    5.53%    $    225,000    P1        A1
      239,953  Centennial Associates/W & H Stampings, Incorporated
               LOC Chase Manhattan Bank, N.A.                                  10/01/00    5.53          239,953    P1        A1
      137,932  Datagraphic Incorporated
               LOC Chase Manhattan Bank, N.A.                                  10/01/98    5.53          137,932    P1        A1
    1,260,000  Executive Square Business Park
               LOC Chase Manhattan Bank, N.A.                                  06/01/01    5.53        1,260,000    P1        A1
      155,172  Faden Paper Supply Company
               LOC Chase Manhattan Bank, N.A.                                  01/01/00    5.53          155,172    P1        A1
      423,000  GL II Associates
               LOC Chase Manhattan Bank, N.A.                                  01/01/99    5.53          423,000    P1        A1
    1,417,500  Giaquinto Joint Venture
               LOC Chase Manhattan Bank, N.A.                                  07/01/02    5.53        1,417,500    P1        A1
      190,955  I.G. Federal Electric Supply Corporation 1984
               LOC Chase Manhattan Bank, N.A.                                  11/01/99    5.53          190,955    P1        A1
      337,640  Metro Seliger Industries, Incorporated 1984
               LOC Chase Manhattan Bank, N.A.                                  08/10/99    5.53          337,640    P1        A1
      135,592  Nassau County, NY IDA IDRB
               (Steven Klein/Normandie Metal Fabricators)
               LOC Chase Manhattan Bank, N.A.                                  11/01/99    5.53          135,592    P1        A1
      278,923  New York City, NY
               (Seybert-Nicholas Printing Corporation/Kenner Printing)
               LOC Chase Manhattan Bank, N.A.                                  06/01/00    5.53          278,923    P1        A1
       88,888  New York City, NY IDA IDRB
               (Abigail Press, Incorporated Project)
               LOC Chase Manhattan Bank, N.A.                                  02/01/99    5.53           88,888    P1        A1
      107,083  One Crouse Medical Plaza
               LOC Chase Manhattan Bank, N.A.                                  12/10/98    5.53          107,083    P1        A1
      765,000  Penn-Plax Plastics, Nassau County
               LOC Dai-Ichi Kangyo Bank, Ltd.                                  01/01/00    5.53          765,000    P1        A1



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1997
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ----------------
      Face                                                                     Maturity                  Value              Standard
     Amount                                                                      Date      Yield       (Note 1)     Moody's & Poor's
     ------                                                                      ----      -----       --------     -------   ------
Variable Rate Demand Instruments - Participations (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $     24,999  Ram Realty Company Project
               LOC The Bank of New York                                        02/01/99    5.10%    $     24,999    P1        A1
      303,302  Texpak Incorporated Project
               LOC Chase Manhattan Bank, N.A.                                  01/01/01    5.53          303,302    P1        A1
 ------------                                                                                       ------------
    6,090,939  Total Variable Rate Demand Instruments - Participations                                 6,090,939
 ------------                                                                                       ------------
Variable Rate Demand Instruments - Private Placements (b) (3.29%)
------------------------------------------------------------------------------------------------------------------------------------
 $    453,609  Adirondack Transit Lines
               LOC Key Bank, N.A.                                              02/01/01    5.10%    $    453,609    P1        A1
    3,000,000  Blaser Real Estate 1986
               LOC Union Bank of Switzerland                                   09/01/21    5.53        3,000,000    P1        A1
    3,500,000  Blaser Real Estate 1990
               LOC Union Bank of Switzerland                                   09/01/21    5.53        3,500,000    P1        A1
      207,000  J. Treffiletti & Sons
               LOC Key Bank, N.A.                                              09/01/00    5.10          207,000    P1        A1
    3,300,000  New York City IDA Civic Facilities RB
               (1997 Epiphany Community Nursery School Project)
               LOC Swiss Bank Corp.                                            05/01/11    3.83        3,300,000    VMIG-1
      287,083  Troy Mall Associates - Series 1985B
               LOC Key Bank, N.A.                                              07/01/15    5.10          287,083    P1        A1
      898,750  Troy Mall Associates - Series 1985C
               LOC Key Bank, N.A.                                              04/01/16    5.10          898,750    P1        A1
  -----------                                                                                       ------------
   11,646,442  Total Variable Rate Demand Instruments - Private Placements                            11,646,442
  -----------                                                                                       ------------
               Total Investments (99.08%) (Cost $350,966,878+)                                       350,966,878
               Cash and Other Assets, Net of Liabilities (0.92%)                                       3,256,531
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $354,223,409
                                                                                                    ============
               Net asset value, offering and redemption price per share:
               Class A, 354,094,759 shares outstanding (Note 3)                                     $       1.00
                                                                                                    ============
               Class B,     139,576 shares outstanding (Note 3)                                     $       1.00
                                                                                                    ============
               +     Aggregate cost for federal income tax purposes is identical.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


================================================================================
FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)   The maturity date indicated is the next put date.

KEY:
     BAN       =   Bond Anticipation Note                         LGAC      =    Local Government Assistance Corporation
     CSD       =   Central School District                        PCFA      =    Pollution Control Financial Authority
     ERDA      =   Energy and Research Development Authority      PCRB      =    Pollution Control Revenue Bond
     GO        =   General Obligation                             RAN       =    Revenue Anticipation Note
     HDC       =   Housing Development Corporation                RB        =    Revenue Bond
     IDA       =   Industrial Development Authority               TAN       =    Tax Anticipation Note
     IDRB      =   Industrial Development Revenue Bond            UFSD      =    Unified School District
     JDA       =   Job Development Authority




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1997
(UNAUDITED)
===============================================================================


INVESTMENT INCOME
Income:
   Interest.....................................................................               $    6,745,758
                                                                                                -------------
Expenses: (Note 2)
   Investment management fee....................................................                      536,478
   Administration fee...........................................................                      375,535
   Shareholder servicing fee....................................................                      357,620
   Custodian expenses...........................................................                       10,732
   Shareholder servicing and
       related shareholder expenses.............................................                      149,475
   Legal, compliance and filing fees............................................                       15,379
   Audit and accounting.........................................................                       29,760
   Directors' fees and expenses.................................................                        7,500
   Other expenses...............................................................                        6,169
                                                                                                -------------
       Total expenses...........................................................                    1,488,648
       Less: Expenses paid indirectly...........................................               (        1,488)
                                                                                                -------------
                  Net expenses..................................................                    1,487,160
                                                                                                -------------
Net investment income...........................................................                    5,258,598


REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................                      -0-
                                                                                                -------------
 Increase in net assets from operations.........................................               $    5,258,598
                                                                                               ==============


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                        Six Months
                                                                           Ended                 Year
                                                                     October 31, 1997            Ended
                                                                        (Unaudited)         April 30, 1997
                                                                     -----------------      --------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income.........................................    $  5,258,598           $  7,969,041
    Net realized gain (loss) on investments.......................         -0-               (      8,672)
                                                                      ------------           ------------
    Increase in net assets from operations........................       5,258,598              7,960,369
 Dividends to shareholders from net investment income
    Class A.......................................................    (  5,258,098)*         (  7,968,922)*
    Class B.......................................................    (        500)*         (        119)*
 Capital share transactions (Note 3)
    Class A.......................................................      30,337,631             40,386,831
    Class B.......................................................         132,883                  6,693
                                                                      ------------           ------------
        Total increase (decrease).................................      30,470,514             40,384,852
 Net assets:
    Beginning of period...........................................     323,752,895            283,368,043
                                                                      ------------           ------------
    End of period.................................................    $354,223,409           $323,752,895
                                                                      ============           ============

    *    Designated as exempt-interest dividends for federal income tax purposes.




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================

1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $87,694 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Shareholder servicing and related shareholder expenses" are expense offsets of $1,488.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock

At October 31, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $354,232,646. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                               Year
                                                     Ended                                 Ended
                                               October 31, 1997                       April 30, 1997
                                               ----------------                       --------------
 Class A
 -------
 Sold......................................         306,874,362                           498,357,444
 Issued on reinvestment of dividends.......           5,107,717                             7,175,397
 Redeemed..................................     (   281,644,448)                      (   465,146,010)
                                                 --------------                        --------------
 Net increase (decrease)...................          30,337,631                            40,386,831
                                                 ==============                        ==============
                                                  Six Months                        October 10, 1996
                                                     Ended                      (Commencement of Sales) to
                                               October 31, 1997                       April 30, 1997
                                               ----------------                       --------------
 Class B
 -------
 Sold......................................             189,670                                12,177
 Issued on reinvestment of dividends.......                 268                                   108
 Redeemed..................................     (        57,055)                      (         5,592)
                                                 --------------                        --------------
 Net increase (decrease)...................             132,883                                 6,693
                                                 ==============                        ==============

4. Sales of Securities

Accumulated undistributed realized losses at October 31, 1997 amounted to $9,237. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire April 30, 2005.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 67% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Selected Financial Information

Class A                                      Six Months                             Year Ended April 30,
-------                                        Ended          ----------------------------------------------------------------------
                                          October 31, 1997       1997            1996          1995           1994           1993
                                          ----------------    ----------      ----------    ----------     ----------     ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..        $  1.00         $ 1.00          $ 1.00        $ 1.00         $ 1.00         $  1.00
                                               --------        -------         -------       -------        -------        --------
 Income from investment operations:
   Net investment income...............           0.015          0.028           0.030         0.027          0.018           0.023
 Less distributions:
   Dividends from net investment income          (0.015)       ( 0.028)        ( 0.030)      ( 0.027)       ( 0.018)       (  0.023)
                                                --------        -------         -------       -------        -------        --------
 Net asset value, end of period........        $  1.00         $ 1.00          $ 1.00        $ 1.00         $ 1.00         $  1.00
                                               =========       ========        ========      ========       ========       =========
 Total Return..........................           2.99%*         2.80%           3.08%         2.74%          1.84%           2.28%
 Ratios/Supplemental Data
 Net assets, end of period (000).......        $354,084       $323,746        $283,368      $254,422       $218,348        $210,486
 Ratios to average net assets:
   Expenses............................           0.83%*+        0.82%+          0.84%+        0.87%          0.89%           0.89%
   Net investment income...............           2.94%*         2.76%           3.02%         2.71%          1.82%           2.25%
   Expenses paid indirectly............           0.00%*         0.00%           0.00%         --             --              --


Class B                                                   Six Months                      October 10, 1996
-------                                                     Ended                    (Commencement of Sales) to
                                                       October 31, 1997                    April 30, 1997
                                                       ----------------                ---------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.............      $  1.00                            $  1.00
                                                        ---------                          ---------
 Income from investment operations:
   Net investment income..........................         0.016                              0.017
 Less distributions:
   Dividends from net investment income                 (  0.016)                          (  0.017)
                                                         -------                            -------
 Net asset value, end of period...................      $  1.00                            $  1.00
                                                        =========                          =========
 Total Return.....................................         3.22%*                             3.02%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..................           139                                  7
 Ratios to average net assets:
   Expenses.......................................         0.63%*+                            0.62%*
   Net investment income..........................         3.12%*                             2.99%*
   Expenses paid indirectly.......................         0.00%*                             0.00%

 *    Annualized
 +    Includes expenses paid indirectly.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.




                              Semi-Annual Report
                               October 31,1997
                                 (Unaudited)










--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020


--------------------------------------------------------------------------------